Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and reflect the operations of the Company and its fully owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
These interim financial statements do not include all the information and footnotes required by U.S. GAAP for annual financial statements and should be read in conjunction with the audited financial statements for the year ended December 31, 2024, which are included elsewhere in Ikena’s definitive proxy statement/prospectus filed on Form
S-4
with the U.S. Securities and Exchange Commission (the “SEC”), most recently amended on June 9, 2025 and declared effective on June 11, 2025 (“Ikena’s definitive proxy statement/prospectus”). In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2025, and its results of operations for the three and six months ended June 30, 2025 and 2024, and cash flows for the six months ended June 30, 2025 and 2024. The condensed consolidated balance sheet at December 31, 2024, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.
There have been no material changes to the Company’s significant accounting policies as described in the Company’s audited consolidated annual financial statements for the year ended December 31, 2024 are included in the Ikena’s definitive proxy statement/prospectus.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, accrued research and development expenses, share-based compensation, the fair value of ordinary and redeemable convertible preferred shares, and the amount and timing of revenue recognition. The Company bases its estimates on historical experience, known trends and other factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in facts, circumstances, and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.
Net Loss Per Share
The Company applies the
two-class
method to compute basic and diluted net loss per share attributable to ordinary shareholders when it has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires loss available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to share in the earnings as if all loss for the period had been distributed. The Company’s redeemable convertible preferred shares participate in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class
method.
The Company has two classes of ordinary shares outstanding — ordinary shares and Series A convertible preferred shares. Basic net loss per share attributable to ordinary shareholders is computed by allocating the undistributed earnings for each period to each class on a proportionate basis. Net loss per share is computed by dividing the net loss attributable to each class of ordinary share by the weighted average number of ordinary shares of each class outstanding for the period. The two-class
method is expected to yield the same basic loss per share for ordinary share and Series A convertible preferred shares as there are no differences in dividend rights between the two classes. Diluted net loss attributable to ordinary shareholders is computed by adjusting net loss per share attributable to ordinary shareholders based on the potential impact of dilutive securities. Diluted net loss per share attributable to ordinary shareholders is computed by dividing the diluted net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period, including potential dilutive ordinary shares. For purpose of this calculation, outstanding options to purchase ordinary shares and shares of convertible preferred shares as converted to ordinary shares are considered potential dilutive ordinary shares. The Company generated a net loss in all periods presented, and therefore the basic and diluted net loss per share attributable to ordinary shareholders is the same as the inclusion of the potentially dilutive securities would be anti-dilutive. The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as the effect of including these securities would have been anti-dilutive:

	As of June 30,
	2025	2024
Share options to purchase ordinary shares	158,575,852	141,325,852
Redeemable convertible preferred stock (as converted to ordinary shares)	709,097,700	709,097,700
Contingently issuable ordinary shares pursuant to Hutchmed share subscription agreement	—	140,636,592

Total potentially dilutive securities	867,673,552	991,060,144

Recently Adopted Accounting Standards
The Company implemented all new accounting pronouncements that are in effect and may have an impact on the condensed consolidated financial statements. Unless otherwise discussed, the Company believes the impact of any recently issued and not yet effective pronouncements will not have a material impact on the condensed consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU
2023-09”),
which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU
2023-09
provide for enhanced income tax information primarily through changes to the income taxes paid information. ASU
2023-09
is effective for the Company for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently assessing the impact of this standard on its consolidated financial statements and related disclosures but does not expect it to be material.
In November 2024, the FASB issued ASU
No. 2024-03
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40)
and provided a clarifying update in January 2025. The amendments increase disclosure requirements primarily through enhanced disclosures about types of expenses (including purchases of inventory, employee compensation, depreciation, and amortization) in commonly presented expense captions. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, and is required to be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on the disclosures on its consolidated financial statements.

On July 30, 2025 the FASB issued ASU
No. 2025-05,
Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides guidance for estimating credit losses under the current expected credit losses (CECL) model for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The guidance is effective for periods beginning after December 15, 2025 and is required to be adopted prospectively. Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on the disclosures on its consolidated financial statements.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The consolidated financial statements include the accounts of Inmagene Biopharmaceuticals and its wholly owned subsidiaries, which include Inmagene Biopharmaceuticals (Hangzhou) Co., Ltd., Inmagene Biopharmaceuticals Limited, Inmagene Biopharmaceuticals Technology (Shanghai) Co., Ltd., Inmagene LLC, Inmagene PTE LTD, Inmagene PTY LTD, Inmagene Inc., InmageneBio Inc., Inmagene Biopharmaceuticals Technology (Beijing) Co., Ltd., Inmagene Biopharmaceuticals (Wuhan) Co., Ltd., OrigeneBio Inc., and Origene Biopharmaceuticals. All intercompany balances and transactions have been eliminated upon consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, accrued research and development expenses, share-based compensation, the fair value of ordinary and redeemable convertible preferred shares, and the amount and timing of revenue recognition. The Company bases its estimates on historical experience, known trends and other factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in facts, circumstances, and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.
Foreign Currency
Generally, the functional currency of the Company’s international subsidiaries is the local currency. The Company translates the financial statements of these subsidiaries to U.S. dollars using month-end
rates of exchange for assets and liabilities, and average rates of exchange for revenue and expenses. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit.
Gains and losses resulting from foreign currency transactions, which are denominated in currencies other than the functional currency, are included in other income (expense), net, in the consolidated statements of operations and comprehensive loss. Foreign exchange gains and losses were
insignificant for the years ended December 31, 2024 and 2023.
Cash and Cash Equivalents
The Company considers all time deposits, money market accounts and highly liquid investments with original maturity of three months or less from the date of purchase to be cash and cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value.
Short-term Investments
Short-term investments consist of investments with original maturities greater than 90 days from the date of purchase. The Company classifies investments with maturities greater than 90 days and less than one year as short-term, based on the liquid nature of the securities and because such short-term investments represent the investment of cash that is available
for current operations.
Off-Balance
Sheet Risks and Concentrations of Credit Risk
The Company has no significant
off-balance
sheet risk such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions, which, at times, may exceed federally insured limits. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash to the extent recorded on the consolidated balance sheets.
Property and Equipment, Net
The Company records its property and equipment at cost, net of accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated useful life
Lab equipment	5 years
Furniture and fixtures	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of the estimated useful life or the life of the lease
Upon the sale or disposal of property and equipment, the cost and related accumulated depreciation are removed from the consolidated balance sheets, and any resulting gain or loss is reflected within operating expenses, in the consolidated statements of operations and comprehensive loss. The Company recognized $1.3 million in losses related to the sale of property and equipment during the year ended December 31, 2024. There was an insignificant gain related to the sale of property and equipment recognized during the year ended December 31, 2023. Routine expenditures for repairs and maintenance are expensed as incurred.
Impairment of Long-Lived Assets
The carrying value of long-lived assets, including property and equipment and operating lease right-of-use
assets, are reviewed for impairment whenever events or changes in circumstances indicate that the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable when the total of estimated future undiscounted cash flows, expected to result from the use of the asset and its eventual disposition, are less than the asset’s carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value. The Company has not recognized any impairment losses for the years ended December 31, 2024 and 2023.
Leases
At contract inception, the Company determines if an arrangement is or contains a lease in accordance with ASC 842,
Leases (“
ASC 842”
)
. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Once determined to be a lease, the Company determines whether the lease is an operating or finance lease at lease commencement. For each lease, the Company records a right-of-use
(“ROU”) asset and lease liability, which are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, an incremental borrowing rate (“IBR”) based on the information available at commencement date is used in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it’s reasonably certain that the option will be exercised. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

The Company has elected, as an accounting policy, to account for each lease component and non-lease
components as a single lease component. This will result in the initial and subsequent measurement of the balances of the ROU asset and lease liability being greater than if the policy election was not applied.
Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented in the Company’s consolidated statements of operations and comprehensive loss in the same line item as the expense arising from fixed lease payments for operating leases.
The Company has elected, as an accounting policy, to recognize lease payments on a straight-line basis over the lease term and expense variable lease payments as incurred for leases with an initial term of twelve months or less. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company evaluates classification of operating or finance lease at inception based on certain tests. The tests include whether; (1) the lease transfers ownership of the underlying asset to the lessee by the end of the term; (2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise; (3) the lease term is for a major part of the remaining economic life of the underlying asset; (4) the present value of the sum of the lease payments and any residual value guaranteed by the lessee, that is not already included in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. In order to be classified as a finance lease, any one of the above criteria must be met. If no criteria are met, the lease shall be classified as an operating lease.
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting, and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After the consummation of an equity financing, these costs are recorded as a reduction of the proceeds from the offering, either as a reduction of the carrying value of the preferred stock or in stockholders’ deficit as a reduction of additional paid-in
capital generated as a result of the offering. Should the
in-process
equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations and comprehensive loss. Deferred offering costs of $1.9 million were recorded in other non-current
assets in the consolidated balance sheet as of December 31, 2024. There were no deferred offering costs as of December 31, 2023.
Equity Securities
The Company holds equity securities of Celexor, as defined in Note 11. The equity securities, recorded within other non-current
assets on the consolidated balance sheets, do not have a readily determinable fair value and therefore the fair value measurement alternative has been elected to measure the securities at cost less impairment, if any. The Company determined that it does not have significant influence over Celexor. During the years ended December 31, 2024 and 2023, the Company did not recognize any impairment losses on equity securities.
Fair Value Measurements
Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3: Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

The Company records cash and cash equivalents, other current assets, accounts payable, accrued expenses and other current liabilities, and short-term portion of lease liabilities at historical amounts. The Company believes that the carrying values of these instruments approximate their fair values due to their short-term maturities and market interest rates, if applicable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.
Redeemable Convertible Preferred Shares
The Company’s Series Seed redeemable convertible preferred shares, Series B redeemable convertible preferred shares,
Series C-1
redeemable convertible preferred shares, and
Series C-2
redeemable convertible preferred shares are classified outside of shareholders’ equity (deficit) as mezzanine equity because the shares will become redeemable at any time on or after August 30, 2027. The Company recorded the redeemable convertible preferred shares at fair value on the dates of issuance, net of issuance costs.
The Company determined that the redeemable convertible preferred shares are probable of becoming redeemable at a future date and, as required, adjusted the carrying values of its redeemable convertible preferred shares. The Company has elected to accrete changes in the redemption value over the period from the date of issuance to the earliest date of redemption.
Series A Convertible Preferred Shares
The Company has classified the Series A convertible preferred shares within shareholders’ deficit on its consolidated balance sheets because the Series A convertible preferred shares are not redeemable by the holder under any circumstances. The Series A convertible preferred shares are considered a class of ordinary shares as they are substantially identical to the ordinary shares, and with respect to mergers or similar transactions, holders of Series A convertible preferred shares must receive the same type and amount of consideration as holders of ordinary shares.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), which applies to all contracts with customers, except for elements of certain contracts that are within the scope of other standards, such as collaboration arrangements.
Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. A customer is a party that has contracted with an entity to obtain goods or services that are an output of the entity’s ordinary activities in exchange for consideration. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i)	Identify the contract(s) with a customer;

(ii)	Identify the performance obligations in the contract, including whether they are distinct;

(iii)	Determine the transaction price, including the constraint on variable consideration;

(iv)	Allocate the transaction price to the performance obligations in the contract; and

(v)	Recognize revenue when (or as) the Company satisfies each performance obligation.
The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. A performance obligation is a promise in an agreement to transfer a distinct good or service to the customer. If a promised good or service is not distinct, it is combined with other promised goods or services into a performance obligation.
The total consideration which the Company expects to collect in exchange for the Company’s goods or services is an estimate and may be fixed or variable. The Company constrains the estimated variable consideration when it assesses it is probable that a significant reversal in the amount of cumulative revenue recognized may occur in future periods. The transaction price is re-evaluated,
including the estimated variable consideration included in the transaction price and all constrained amounts, in each reporting period and as uncertain events are resolved or other changes in circumstances occur. Revenue is recognized when performance obligations in the contracts are satisfied, in the amount reflecting the expected consideration to be received from the goods or services transferred to the customers. Consideration received in advance is recorded as deferred revenue and is recognized when or as the related performance obligation is satisfied.
The principal activities from which the Company generates revenue include licensing agreements and collaboration agreements. License revenue primarily represents amounts earned under agreements that license the Company’s intellectual property to other companies. Consideration under these contracts generally includes a nonrefundable upfront payment, development, regulatory and commercial milestones and royalties based on net sales of approved products. Collaboration revenue primarily represents amounts earned under strategic collaboration arrangements with third parties for research and other licenses, development, and commercialization of certain product candidates. Under such arrangements, consideration typically includes fixed consideration in the form of an upfront payment and variable consideration in the form of potential development, regulatory, and commercial milestone payments, license fees, funding of research and development services and preclinical and clinical material, and royalties on net sales of licensed products. See Note 12, “Collaborative Arrangements and Licensing Agreements” for further detail.
Licenses of Intellectual Property
If the Company determines the license to intellectual property is distinct from the other performance obligations identified in the agreement and the licensee can use and benefit from the license, the Company recognizes revenue from the estimated transaction price that is allocated to the license. Licensing arrangements are analyzed to determine whether the promised goods or services, which may include licenses, transfer of know-how,
transfer of materials, research and development services and governance committee services, are distinct or whether they must be accounted for as part of a combined performance obligation. If the license is considered not to be distinct, the license would then be combined with other promised goods or services as a combined performance obligation. If the Company is involved in a governance committee, it assesses whether its involvement constitutes a separate performance obligation. When governance committee services are determined to be separate performance obligations, the Company determines the fair value to be allocated to this promised service.

Collaboration Arrangements
At contract inception, the Company analyzes the collaboration arrangements to assess whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities and therefore within the scope of ASC 808,
Collaborative Arrangements
(“ASC 808”). ASC 808 does not address the recognition and measurement of collaborative arrangements and instead refers companies to use other authoritative accounting literature. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines if any element of the collaboration reflects a vendor-customer relationship and is therefore within the scope of ASC 606.
Milestone Payments
At the inception of each agreement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the value of the associated milestone is included in the transaction price. For milestones that the Company does not deem to be probable of being achieved, the associated milestone payments are fully constrained, and the value of the milestone is excluded from the transaction price with no revenue being recognized. For example, milestone payments that are not within the Company’s or a collaboration partner’s control, such as regulatory-related accomplishments, are not considered probable of being achieved until those accomplishments have been communicated by the relevant regulatory authority. Once the assessment of probability of achievement becomes probable, the Company recognizes revenue for the milestone payment. At each reporting date, the Company assesses the probability of achievement of each milestone under the current license and collaboration agreements. The Company has not recognized any revenue for milestone payments for the years ended December 31, 2024 and 2023, as the achievement of each milestone under the current license and collaboration agreements was not considered probable as of the reporting date.
Royalties
For agreements with sales-based royalties, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation, to which some or all of the royalty has been allocated, has been satisfied (or partially satisfied). The Company has not recognized any sales-based royalty revenue for the years ended December 31, 2024 and 2023, as there are no license agreements with related sales outstanding.
Research and Development
All research and development costs, including internal and contract research costs, are expensed as incurred. Research and development costs consist of costs incurred in performing discovery and development activities, including clinical trial costs, manufacturing of clinical material, costs associated with preclinical studies, personnel costs, share-based compensation, depreciation and allocated facility costs, license fees and funding of outside contracted research. All costs associated with the initial research term and with the research and development program prior to regulatory approval will be expensed as research and development costs as they are incurred. Once the Company has achieved regulatory approval for commercialization, all payments associated with the acquisition of the license shall be assessed for possible capitalization. Future milestone payments related to the license shall be recorded when the underlying targets have been met.
General and Administrative
General and administrative expenses consist primarily of salaries and employee-related costs, including benefits and share-based compensation, for personnel in the Company’s executive and administrative functions.

Additional general and administrative costs include professional fees for legal, accounting, auditing, tax, and consulting services, as well as allocated facility and office expenses. General and administrative costs are expensed as incurred.
Term Loan
The Term Loan Advances are initially recorded as the proceeds received by the Company. There are no debt issuance costs or discounts being amortized to interest expense.
Patent Costs
All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recoverability of the expenditure. Amounts incurred are classified as general and administrative expenses in the consolidated statements of operations and comprehensive loss.
Share-Based Compensation
The Company measures share-based compensation expense for all share-based awards with service-based and performance-based vesting conditions at the grant date based on the fair value measurement of the award. Compensation expense for those awards is recognized over the requisite service period, which is generally the vesting period of the respective award. For performance-based share options, the Company will assess the probability of performance conditions being achieved at each reporting date and will record a cumulative catch-up
adjustment to share-based compensation in the period that the performance condition becomes probable of being achieved. Any remaining unrecognized share-based compensation expense would be recognized using the graded-vesting method over the remaining requisite service period. The amount of share-based compensation expense recognized in any one period related to performance-based share options can vary based on the achievement or anticipated achievement of the performance conditions. The Company uses the straight-line method to record the expense of awards with service-based vesting conditions. The Company uses the graded-vesting method to record the expense of awards with both service-based and performance-based vesting conditions, commencing when achievement of the performance condition becomes probable. Expense is adjusted for actual forfeitures of unvested awards as they occur. The Company calculates the fair value measurement of share options using the Black-Scholes-Merton option-pricing valuation model (“Black-Scholes model”). The Black-Scholes model requires the use of subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term, underlying share price, and the price volatility of the underlying shares. The Company calculates the fair value of options granted by using the Black-Scholes model with assumptions below.

•
Fair value of ordinary shares: The fair value of the Company’s ordinary share is determined on a periodic basis, as determined by the Board of Directors (“Board”), with the assistance of an independent third-party valuation expert. These valuations are determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately-Held-Company Equity Securities Issued as Compensation). The assumptions underlying these valuations represent management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment. Management considers, among other things, the Company’s business, financial condition and results of operations, including related industry trends affecting its operations; the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”), or sale, given prevailing market conditions; the lack of marketability of the Company’s ordinary share; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions.

•
Risk-free interest rate: The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.

•
Expected volatility: The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the clinical stage biopharmaceutical industry.

•
Expected term: The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it estimates the expected term assumption considering various factors, including the contractual term of the option and its vesting period.

•
Expected dividend yield: The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends. Government Assistance

From time to time, the Company will receive government assistance in the form of grants and tax credits from government agencies in certain jurisdictions in which it operates. U.S. GAAP does not have specific accounting guidance covering agreements between government and business entities. The Company applies International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”), by analogy when accounting for government assistance. Under IAS 20, grants are recognized when there is reasonable assurance the conditions of the grant will be met, and the grant will be received. Reimbursements the Company receives for qualifying property and equipment meet the definition of grants related to assets as the primary purpose for reimbursements is to fund the purchase and construction of property and equipment to support research and development. Reimbursements received prior to the asset being placed into service are recognized as deferred revenue in the consolidated balance sheets when there is reasonable assurance the conditions of the grant will be met. When the property and equipment is placed into service, the grant income is recognized over the useful life of the asset as other income in the consolidated statement of operations and comprehensive loss. As of December 31, 2024 and 2023, the Company has deferred revenue of $0.7 million and $0.1 million, respectively. For the years ended December 31, 2024 and 2023, the Company recognized $0.1 million and $0.1 million, respectively, in other (expense) income, net on the consolidated
statement of operations and comprehensive loss.
Interest Income
Interest income consists of interest earned on cash and cash equivalents and short-term investments.
Income Taxes
The Company accounts for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”), under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
Deferred tax assets are recognized to the extent that the Company believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If the Company determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Interest and penalties related to unrecognized tax benefits are recognized on the income tax expense line in the consolidated statements of operations and comprehensive loss. As of December 31, 2024 and 2023, no accrued interest or penalties are included in the consolidated balance sheets.
Defined Contribution Plan
The Company has a 401(k)-retirement plan for its employees, which is designed to be qualified under Section 401(k) of the Internal Revenue Code. Eligible employees are permitted to contribute to the 401(k) plan within statutory and 401(k) plan limits. The Company made an insignificant amount of matching contributions during the years ended December 31, 2024 and 2023.
Comprehensive Loss
Comprehensive loss is comprised of net loss and foreign currency translation adjustment.
Net Loss Per Share
The Company applies the
two-class
method to compute basic and diluted net loss per share attributable to ordinary shareholders when it has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires loss available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to share in the earnings as if all loss for the period had been distributed. The Company’s redeemable convertible preferred shares participate in any dividends declared by the Company and are therefore considered to be participating securities. The participating securities are not required to participate in the losses of the Company, and therefore during periods of loss there is no allocation required under the two-class
method.
The Company has two classes of ordinary shares outstanding — ordinary shares and Series A convertible preferred shares. Basic net loss per share attributable to ordinary shareholders is computed by allocating the undistributed earnings for each period to each class on a proportionate basis. Net loss per share is computed by dividing the net loss attributable to each class of ordinary share by the weighted average number of ordinary shares of each class outstanding for the period. The two-class
method is expected to yield the same basic loss per share for ordinary shares and Series A convertible preferred shares as there are no differences in dividend rights between the two classes. Diluted net loss attributable to ordinary shareholders is computed by adjusting net loss per share attributable to ordinary shareholders based on the potential impact of dilutive securities. Diluted net loss per share attributable to ordinary shareholders is computed by dividing the diluted net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period, including potential dilutive ordinary shares. For purpose of this calculation, outstanding options to purchase ordinary shares and shares of convertible preferred shares as converted to ordinary shares are considered potential dilutive ordinary shares. The Company generated a net loss in all periods presented, and therefore the basic and diluted net loss per share attributable to ordinary shareholders is the same as the inclusion of the potentially dilutive securities would be anti-dilutive.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as the effect of including these securities would have been anti-dilutive:

	As of December 31,
	2024	2023
Share options to purchase ordinary shares	159,003,977	153,789,602
Redeemable convertible preferred shares (as converted to ordinary shares)	709,097,700	709,097,700

Total potentially dilutive securities	868,101,677	862,887,302

Adjustment of Net Loss Per Share due to Recapitalization
In accordance with ASC 260, Earnings Per Share, the Company recast its basic and diluted net loss per share computations for the effect of the exchange ratio of
0.0030510
on its outstanding common stock during the years ended December 31, 2024 and 2023, resulting from the close of the Merger which occurred on July 25, 2025.
Recently Adopted Accounting Standards
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280
) — Improvements to Reportable Segment Disclosures (“ASU
2023-07”),
which expands disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker (“CODM”) uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU
2023-07
was effective for SEC filers for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The adoption of this standard for the year ended December 31, 2024 did not have a material impact on the Company’s consolidated financial results but resulted in enhanced disclosures as included in Note 13, Segment Information.
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740
) — Improvements to Income Tax Disclosures (“ASU
2023-09”),
which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU
2023-09
provide for enhanced income tax information primarily through changes to the income taxes paid information. ASU
2023-09
is effective for the Company for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently assessing the impact of this standard on its consolidated financial statements and related disclosures but does not expect it to be material.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement — Reporting Comprehensive Income — Expense
Disaggregation
Disclosures (Subtopic
220-40)
. The amendments increase disclosure requirements primarily through enhanced disclosures about types of expenses (including purchases of inventory, employee compensation, depreciation, and amortization) in commonly presented expense captions. The ASU is effective for fiscal years beginning after December 15, 2026, and is required to be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact that this guidance will have on the disclosures on its consolidated financial statements.

IKENA ONCOLOGY INC
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such a time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company no longer is an emerging growth company or affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and judgments are based on historical information and other market-specific or various relevant assumptions, including in certain circumstances, future projections, that management believes to be reasonable under the circumstances. Actual results could differ materially from estimates. Significant estimates and assumptions reflected in these condensed consolidated financial statements include but are not limited to the accruals for research and development expenses.
Concentration of Credit Risk and of Significant Suppliers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, and marketable securities. Cash and cash equivalents are deposited with federally insured financial institutions in the United States and may, at times, exceed federally insured limits. The Company places marketable securities with a highly rated financial institution. As of June 30, 2025, the Company has not experienced any credit related losses on its cash, cash equivalents or marketable securities.
The Company is dependent on third-party manufacturers to supply products for its research and development activities. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients and formulated drugs related to the Company’s programs. These programs could be adversely affected if a third-party manufacturer is unable to successfully carry out their contractual obligations or meet expected deadlines. If a third-party manufacturer needs to be replaced, the Company may not be able to complete its program development on its anticipated timelines and may incur additional expenses as a result.

Restricted Cash
As of June 30, 2025 and December 31, 2024, the Company maintained restricted cash totaling $0.9 million, held in the form of a money market account as collateral for the Company’s facility lease obligations. This balance is included within deposits and other assets on the condensed consolidated balance sheets.
Reimbursement of Research and Development Expenses
From March through June 2025, the Company received reimbursement of expenses incurred for agreed upon research and development activities from a related party. The Company recognized $4.3 million of other income during the three and six months ended June 30, 2025, in the accompanying condensed consolidated statement of operations and comprehensive loss, of which $3.0 million had been received by the Company and $1.3 million was due to the Company as of June 30, 2025.
Net Income (Loss) Per Share
Basic net income (loss) per common share is computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of outstanding stock options. For periods in which the Company reported a net loss, diluted net loss per common share is the same as basic net loss per common share, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
The Company has voting and
non-voting
classes of common stock. The rights of the holders of voting and non-voting
common stock are identical, except with respect to voting. Each share of non-voting
common stock is convertible into one share of voting common stock at the option of the holder upon written notice. The Company allocates undistributed income (losses) attributable to common stock between the common stock classes on a one-to-one
basis when computing net income (loss) per share. As a result, basic and diluted net income (loss) per share of voting and non-voting
common stock are equivalent.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	June 30,
	2025	2024
Options to purchase common stock	527,737	687,826

Total	527,737	687,826

Recently Issued Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses. The amendments in ASU
2024-03
address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included on the face of the income statement. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its consolidated financial statements and disclosures.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such a time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company no longer is an emerging growth company or affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and judgments are based on historical information and other market-specific or various relevant assumptions, including in certain circumstances, future projections, that management believes to be reasonable under the circumstances. Actual results could differ materially from estimates. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to the accruals for research and development expenses and collaboration revenue.
Segment Information
The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company is focused on developing differentiated therapies for patients in need that target nodes of cancer growth, spread, and therapeutic resistance by targeting both cancer-driving targets and mechanisms of resistance to other therapies.
Concentration of Credit Risk and of Significant Suppliers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, and marketable securities. Cash and cash equivalents are deposited with federally insured financial institutions in the United States and may, at times, exceed federally insured limits. The Company places marketable securities with a highly rated financial institution. As of December 31, 2024, the Company has not experienced any credit related losses on its cash, cash equivalents or marketable securities.
The Company is dependent on third-party manufacturers to supply products for its research and development activities. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients and formulated drugs related to the Company’s programs. These programs could be adversely affected if a third-party manufacturer is unable to successfully carry out their contractual obligations or meet expected deadlines. If a third-party manufacturer needs to be replaced, the Company may not be able to complete its program development on its anticipated timelines and may incur additional expenses as a result.
Fair Value of Financial Instruments
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents, restricted cash and marketable securities are carried at fair value, determined according to the fair value hierarchy described above (see Note 3). The carrying amounts of the Company’s accounts payable and accrued expenses approximate their fair values due to the short-term nature of these liabilities. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Cash Equivalents
The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents.
Marketable Securities
The Company invests its excess cash balances in marketable securities and classifies its investments as available-for-sale
based on facts and circumstances present at the time it purchased the securities. At each balance sheet date presented, the Company classified all of its investments in marketable securities as available-for-sale
and as current assets as they represent the investment of funds available for current operations. The Company reports available-for-sale
securities at fair value at each balance sheet date and includes any unrealized holding gains and losses (the adjustment to fair value) in accumulated other comprehensive loss, a component of stockholders’ equity. Realized gains and losses are determined using the specific identification method and are included in other income (expense). If any adjustment to fair value reflects a decline in the value of the marketable securities, the Company considers all available evidence to evaluate if an impairment loss exists, and if so, adjusts the investment to market value through a charge to its consolidated statements of operations and comprehensive loss.
Restricted Cash
As of December 31, 2024 and 2023, the Company maintained restricted cash totaling $0.9 million and $1.3 million, respectively, held in the form of a money market account as collateral for the Company’s facility lease obligations. This balance is included within deposits and other assets on the consolidated balance sheets.
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of each asset. Lab equipment is depreciated over five years. Electronic equipment and software are depreciated over three years.
Leasehold improvements are amortized over the shorter of their useful life or lease term.
When an item is sold or retired, the costs and related accumulated depreciation are eliminated, and the resulting gain or loss, if any, is credited or charged to income in the consolidated statements of operations and comprehensive loss. Repairs and maintenance costs are expensed as incurred.
Assets Held for Sale
The Company classifies assets as held for sale when the following conditions are met: (1) management has committed to a plan to sell, (2) the assets are available for immediate sale in their present condition, (3) the Company has initiated an active program to identify a buyer, (4) it is probable that a sale will occur within one year, (5) the assets are actively marketed for sale at a reasonable price in relation to their current fair value, and (6) there is a low likelihood of significant changes to the plan or that the plan will be withdrawn. If all of the criteria are met as of the balance sheet date, the assets are presented separately in the consolidated balance sheets as held for sale at the lower of the carrying amount or fair value less costs to sell. The assets are then no longer depreciated or amortized while classified as held for sale.
Long-Lived Assets
Long-lived assets consist of property and equipment and
right-of-use
assets.
The Company reviews the recoverability of its long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable, based on undiscounted cash flows. If such assets are considered to be impaired, an impairment loss is recognized and is measured as the amount by which the carrying amount of the assets exceed their estimated fair value, which is measured based on the projected discounted future net cash flows arising from the assets. In connection with its restructuring in 2024, the Company recorded an impairment of property and equipment held for sale (see Note 16). During the year ended December 31, 2023, the Company recorded a right-of-use
asset impairment of $1.7 million.
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities using the enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Recognition of deferred tax assets is limited to amounts for which, in the opinion of management, realization is considered more likely than not in future periods.
Revenue Recognition
The Company has generated revenue from a collaboration agreement as well as service agreements with related parties.
To determine revenue recognition, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. At contract inception the Company assesses the goods or services promised within each contract and determine those that are performance obligations, then assesses whether each promised good or service is distinct. When the Company offers options for additional goods or services, such as to receive a license for intellectual property or for additional goods or services, the Company evaluates whether such options contain material rights that should be treated as additional performance obligations. Once performance obligations are identified, the Company then recognizes as revenue the amount of the transaction price that the Company allocated to the respective performance obligation when (or as) each performance obligation is satisfied, either at a point in time or over time. If the performance obligation is satisfied over time, the Company recognizes revenue based on the use of an input method.
Amounts received prior to revenue recognition are recorded as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.
Research and Development Expense
Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, stock-based compensation and benefits, facilities costs, depreciation, third-party license fees, acquisition of technology, and external costs of outside vendors engaged to conduct preclinical development activities and trials.
Stock-Based Compensation
The Company’s stock-based compensation program grants awards that may include stock options, restricted stock awards, restricted stock units, and other stock-based awards. The fair values of stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The fair values of restricted stock awards and restricted stock units are based on the fair value of the Company’s common stock on the date of grant. The estimated fair values of the awards are expensed over the requisite service period, which is generally the vesting period of the award. For service-based awards that are subject to graded vesting, the Company has elected to recognize compensation expense for these awards on a straight-line basis. The Company accounts for forfeitures as they occur. The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified.
The Company’s expected stock price volatility assumption is based on volatilities of similar entities whose share or option prices are publicly available. The Company uses the simplified method to estimate the expected life assumption. The risk-free interest rate is based on the yield of U.S. Treasury securities consistent with the expected life of the option. No dividend yield was assumed as the Company does not intend to pay dividends on its common stock.
Leases
The Company accounts for leases under ASC Topic 842, Leases (“ASC 842”). In accordance with ASC 842, the Company accounts for a contract as a lease when it has the right to control the asset for a period of time while obtaining substantially all of the asset’s economic benefits. The Company determines if an arrangement is a lease or contains an embedded lease at inception. For arrangements that meet the definition of a lease, the Company determines the initial classification and measurement of its right-of-use
asset and lease liability at the lease commencement date and thereafter if modified. The lease term includes any renewal options that the Company is reasonably assured to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its estimated secured incremental borrowing rate for that lease term. The Company’s policy is to not record leases with an original term of twelve months or less on its consolidated balance sheets and recognizes those lease payments in the income statement on a straight-line basis over the lease term.
In addition to rent, the leases may require the Company to pay additional costs, such as utilities, maintenance and other operating costs, which are generally referred to as non-lease
components. The Company has elected to not separate lease and non-lease
components. Only the fixed costs for lease components and their associated non-lease
components are accounted for as a single lease component and recognized as part of a right-of-use
asset and lease liability. Rent expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expense in the consolidated statements of operations.
Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)
Comprehensive income (loss) is comprised of the net income (loss) as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. The Company’s only elements of other comprehensive income (loss) are unrealized gains (losses) on marketable securities.
Accumulated other comprehensive income (loss) on the consolidated balance sheets consists of unrealized gains (losses) on marketable securities.
Net Income (Loss) Per Share
Basic net income (loss) per common share is computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of outstanding stock options. For periods in which the Company reported a net loss, diluted net loss per common share is the same as basic net loss per common share, since dilutive common shares are not assumed to have been issued if their affect is anti-dilutive.
The Company has voting and
non-voting
classes of common stock. As more fully described in Note 8, the rights of the holders of voting and non-voting
common stock are identical, except with respect to voting. Each share of non-voting
common stock is convertible into one share of voting common stock at the option of the holder upon written notice. The Company allocates undistributed income (losses) attributable to common stock between the common stock classes on a one-to-one
basis when computing net income (loss) per share. As a result, basic and diluted net income (loss) per share of voting and non-voting
common stock are equivalent.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2024	2023
Options to purchase common stock	639,837	590,688

Total	639,837	590,688

Recently Adopted Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU
2023-07,
as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis.
ASU 2023-07
was effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this guidance as of January 1, 2024, and as the adoption related to disclosure only, the impact of adoption did not have a material impact on its consolidated financial position or results of operations.
Recently Issued Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses. The amendments in ASU
2024-03
address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included on the face of the income statement. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its consolidated financial statements and disclosures.